Income Taxes - Additional Information (Detail) - USD ($)	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income tax expense	$ 57,686		$ 0	$ 57,686		$ 0
Unrecognized tax benefits	0		0	0		0
Unrecognized tax benefits accrued for the payment of interest and penalties	$ 0		$ 0	$ 0		$ 0